Related party transactions - Key management remuneration (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related party transactions [abstract]
Short-term employee benefits (salaries)	$ 9,258	$ 2,663
Share-based compensation	7,444	9,278
Total	$ 16,702	$ 11,941